Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Fair Value Measurements [Line Items]
FAIR VALUE MEASUREMENTS

14. FAIR VALUE MEASUREMENTS

Financial assets and liabilities that are measured at fair value on a recurring basis are classified as Level 1, Level 2, and Level 3 as follows:

	As of June 30, 2026
	Total	Level 1	Level 2	Level 3
Assets:
Digital assets	$15,860,313	$15,860,313	$—	$—
Total assets	$15,860,313	$15,860,313	$—	$—

Liabilities:
Customer rewards liability	$4,504,290	$—	$—	$4,504,290
February 2026 Investor Note – embedded derivative	85,214	—	—	85,214
Total liabilities	$4,589,504	$—	$—	$4,589,504
	As of December 31, 2025
	Total	Level 1	Level 2	Level 3
Assets:
Digital assets	$140,531,660	$140,531,660	$—	$—
Total assets	$140,531,660	$140,531,660	$—	$—

Liabilities:
Customer rewards liability	$6,872,869	$—	$—	$6,872,869
March 2025 Investor Note	47,207,556	—	—	47,207,556
Total liabilities	$54,080,425	$—	$—	$54,080,425

The carrying amounts of certain financial instruments, including cash and cash equivalents, accounts receivables, accounts payable and accrued liabilities, and deferred revenue approximate their fair values due to their short-term nature.

The fair value of our digital assets was determined using the Level 1 input of bitcoin prices in the market we determined to be the principal market as of June 30, 2026 and December 31, 2025.

Customer rewards liability

The customer rewards liability is classified as a Level 3 financial instrument within the fair value hierarchy primarily due to the reward forfeiture rate applied to the value of the bitcoin obligation, which is an unobservable input to the fair value measurement. The Company has determined the bitcoin price based on its value in the market we determined to be the principal market for the related digital asset as of June 30, 2026 and December 31, 2025, which is considered a Level 1 input. The forfeiture rate is then applied to reflect an estimated breakage rate of rewards that have been forfeited based on the contractual terms and conditions of our Rewards Program and historical trends of forfeiture rates on a three-year trailing basis. The estimated forfeiture rate applied to our customer rewards liability for the periods ended June 30, 2026 and 2025 was 10%.

Convertible Note

In February 2026, the Company repaid the March 2025 Investor Note through the delivery of 500 bitcoin. Because the note was extinguished via a fixed delivery of bitcoin, the Company determined that the spot price of bitcoin on the repayment date represented the best estimate of fair value immediately prior to settlement. The resulting fair value adjustment, measured as the difference between the December 31, 2025 fair value and the settlement-date fair value, was recorded in the change in fair value of the convertible note within the condensed consolidated statements of operations.

The following table summarizes the changes in fair value associated with Level 3 convertible note financial instruments held at the beginning or end of the periods presented:

Convertible Note
Balance at January 1, 2025	$—
Additions	46,279,500
Fair value adjustment – day one loss on issuance of debt	12,753,994
Fair value adjustment – change in fair value	(910,243)
Balance at June 30, 2025	$58,123,251
Fair value adjustment – change in fair value	(10,915,695)
Balance at December 31, 2025	$47,207,556
Fair value adjustment – change in fair value	(13,200,089)
Settlement – delivery of 500 bitcoin	(34,007,467)
Balance at June 30, 2026	$—

Embedded Derivative

The fair value of the bifurcated derivative liability associated with the February 2026 Investor Note (refer to Note 9) was determined using a Monte Carlo simulation model, which requires the use of several inputs and significant assumptions, including the risk-free rate, bitcoin price volatility, the Company’s enterprise value volatility, and the correlation between bitcoin returns and the Company’s enterprise value returns.

Fair value measurements associated with the bifurcated derivative were determined based on significant inputs not observable in the market, which represent Level 3 measurements within the fair value hierarchy. Increases and decreases in the fair value of the derivative can result from updates to assumptions such as the price of bitcoin, the probability and timing of the mandatory prepayment triggers being exercised, or changes in the risk-free rate, among other assumptions.

15. FAIR VALUE MEASUREMENTS

Financial assets and liabilities that are measured at fair value on a recurring basis are classified as Level 1, Level 2, and Level 3 as follows:

	As of December 31, 2025
	Total	Level 1	Level 2	Level 3
Assets:
Digital assets	$140,531,660	$140,531,660	$—	$—
Total assets	$140,531,660	$140,531,660	$—	$—

Liabilities:
Customer rewards liability	$6,872,869	$—	$—	$6,872,869
March 2025 Investor Note	47,207,556	—	—	47,207,556
Total liabilities	$54,080,425	$—	$—	$54,080,425
	As of December 31, 2024
	Total	Level 1	Level 2	Level 3
Assets:
Digital assets	$102,138,351	$102,138,351	$—	$—
Total assets	$102,138,351	$102,138,351	$—	$—

Liabilities:
Customer rewards liability	$8,569,651	$—	$—	$8,569,651
SAFEs	171,080,533	—	—	171,080,533
Total liabilities	$179,650,184	$—	$—	$179,650,184

The carrying amounts of certain financial instruments, including cash and cash equivalents, accounts receivables, accounts payable and accrued liabilities, and deferred revenue approximate their fair values due to their short-term nature.

The fair value of our digital assets was determined using the Level 1 input of bitcoin prices in the market we determined to be the principal market as of December 31, 2025 and December 31, 2024.

There have been no changes to the level categorization of our financial assets and liabilities.

Customer rewards liability

The customer reward liability is classified as a Level 3 financial instrument within the fair value hierarchy primarily due to the reward forfeiture rate applied to the value of the bitcoin obligation, which is an unobservable input to the fair value measurement. The Company has determined the bitcoin price based on its value in the market we determined to be the principal market for the related digital asset as of December 31, 2025 and December 31, 2024, which is considered a Level 1 input. The forfeiture rate is then applied to reflect an estimated breakage rate of rewards that have been forfeited based on the contractual terms and conditions of our Rewards Program and historical trends of forfeiture rates on a three-year trailing basis. The estimated forfeiture rate applied to our customer rewards liability for the periods ended December 31, 2025 and 2024 was 10%.

Simple Agreements for Future Equity

On February 14, 2025, upon Closing of the Merger, the SAFEs of Fold Predecessor converted into approximately 16.6 million shares of Fold Holdings, Inc. Common Stock. The fair value of the SAFEs on the date of conversion was approximately $177.6 million. Prior to conversion, Fold Predecessor’s SAFEs were recorded as a liability in the accompanying balance sheets and the Company recorded subsequent remeasurements in “Changes in fair value of SAFEs” in the statements of operations. However, because Fold Predecessor’s SAFEs were structured to be settled via the delivery of common and/or preferred shares upon execution of an equity financing or liquidity event, these amounts were reclassified to equity upon conversion.

Prior to conversion, the estimated fair value of the SAFEs (refer to Note 9) was determined based on the aggregated, probability-weighted average of the outcomes of certain scenarios, including: (i) equity financing, with conversion of the SAFEs into a number of shares of convertible preferred stock at the lower of the post-money valuation cap price or discount price, (ii) a liquidity event (change of control, direct listing, or an initial public offering) with mandatory conversion to Common Stock at the lower of the post-money valuation cap price or discount price and (iii) a dissolution event, with SAFE holders automatically entitled to receive cash payments equal to the purchase amount, prior to and in preference to any distribution of any assets or surplus funds to the holders of convertible preferred and Common Stock. The combined value of the probability-weighted average of those outcomes was then discounted back to each reporting period in which the SAFEs are outstanding, in each case based on a risk-adjusted discount rate estimated to set the probability-weighted sum of each scenario to the purchase price. The discount rate at each valuation date was adjusted by the change in the USD CCC bond rate to reflect the market movement between the issuance date and valuation date. Additionally, in Fold Predecessor’s estimate of the fair value of the Bitcoin SAFEs, the then current value of bitcoin was used as an estimate of the future value of a BTC-denominated payout. If there is not a Liquidity Event, the SAFE would have resulted in the repayment of the bitcoin contributed at the issuance of the note. To value this scenario, which was weighted at a 9% probability, Fold Predecessor considered the value of the underlying bitcoin as of the valuation date, reflecting an estimate of the future price.

Fair value measurements associated with SAFEs were determined based on significant inputs not observable in the market, which represent Level 3 measurements within the fair value hierarchy. Increases and decreases in the fair value of the SAFEs can result from updates to assumptions such as expected timing and probability of a qualified financing event, or changes in discount rates, among other assumptions. Based on the Company’s assessment of the valuation of the SAFEs, performed by the Company’s third-party valuation specialists, none of the changes in the fair value of those instruments were due to changes in the Company’s own credit risk for the reporting periods presented. Judgment is used in determining these assumptions as of the initial valuation date and at each subsequent reporting period. Changes or updates to assumptions could have a material impact on the reported fair value and the change in fair value of SAFEs and the results of operations in any given period.

The following table summarizes the changes in fair value associated with Level 3 SAFE financial instruments held at the beginning or end of the periods presented:

SAFEs
Balance at January 1, 2024	$10,601,545
Proceeds from issuances of SAFEs	72,106,134
Change in fair value of SAFEs	88,372,854
Balance at December 31, 2024	$171,080,533
Proceeds from issuances of SAFEs	$—
Change in fair value of SAFEs	6,503,113
Conversion of SAFEs	(177,583,646)
Balance at December 31, 2025	$—

March 2025 Convertible Note

The estimated fair value of the convertible note (refer to Note 10) was determined using a Monte Carlo simulation model, which requires the use of several inputs and significant assumptions, including the risk-free rate and volatility. The discount rate at each valuation date was the risk free rate. Additionally, in the Company’s estimate of the fair value of the convertible note, the forced conversion right was treated as soft call options within the valuation model.

Fair value measurements associated with the convertible note were determined based on significant inputs not observable in the market, which represent Level 3 measurements within the fair value hierarchy. Increases and decreases in the fair value of the convertible note can result from updates to assumptions such as the price of bitcoin, expected timing and probability of the Company being able to exercise their forced conversion right, or changes in the risk-free rate, among other assumptions. Based on the Company’s assessment of the valuation of the convertible note, performed by the Company’s third-party valuation specialists, none of the changes in the fair value of those instruments were due to changes in the Company’s own credit risk for the reporting periods presented. Judgment is used in determining these assumptions as of the initial valuation date and at each subsequent reporting period. Changes or updates to assumptions could have a material impact on the reported fair value and the change in fair value of the convertible note and the results of operations in any given period.

The following table summarizes the changes in fair value associated with Level 3 convertible note financial instruments held at the beginning or end of the periods presented:

Convertible Note
Balance at December 31, 2024	$—
Additions	46,279,500
Fair value adjustment – day one loss on issuance of debt	12,753,994
Fair value adjustment – change in fair value	(11,825,938)
Balance at December 31, 2025	$47,207,556

The following table summarizes the significant inputs which the fair value measurements associated with the convertible note was determined:

	As of December 31, 2025	As of December 31, 2024
Risk-free rate (continuously compounded)	3.60%	—
Fold volatility (annual)	99.16%	—
Bitcoin volatility (annual)	52.03%	—
Note term	4.18 Years	—
Fold stock price	$2.61	—
Bitcoin price	$87,508.83	—
Correlation (Fold and Bitcoin)	0.4289	—
Conversion price	$12.50	—
Dividend yield (annual)	0.00%	—